Investments In Non-Consolidated Affiliates (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Percentage of investment in affiliates	50.00%
Establishment year of joint venture	1995
Sale of inventory to joint venture	$ 45	$ 46	$ 36
Net accounts payable	5	6
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of investment in affiliates	20.00%
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of investment in affiliates	50.00%	50.00%
Joint Venture [Member] | Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Investment term of Chinese joint venture	30 years
Joint Venture [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Investment term of Chinese joint venture	50 years
Turkish Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Purchase of inventory from joint venture	$ 150	$ 171	$ 127